Related Party Transactions (Details) - USD ($)		12 Months Ended
	Jan. 30, 2017	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Interest income		$ 180,360	$ 920
Related party
Related Party Transactions
Interest income		$ 15	159
Related party | Chief Operating Officer
Related Party Transactions
Demand note interest rate	0.66%
Related party | Data Collective IV, L.P | SAFE notes
Related Party Transactions
Aggregate amount			$ 2,000,000